JPMORGAN TRUST I

JPMorgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
JPMorgan Value Discovery Fund
Prospectuses dated November 1, 2008

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
Prospectus dated February 28, 2009

JPMorgan International Equity Funds
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectuses dated February 28, 2009

JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
Prospectus dated February 28, 2009

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan International Realty Fund
JPMorgan Market Neutral Fund
Prospectuses dated February 28, 2009

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Prospectus dated November 1, 2008

JPMorgan International Funds
JPMorgan Global Focus Fund
JPMorgan International Currency Income Fund
JPMorgan International Markets Fund
Prospectuses dated February 28, 2009

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 28, 2009

JPMORGAN TRUST II

JPMorgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2008

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2009

JPMorgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2009

SUP-WAIVERSBC-709

JPMorgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND
INVESTMENT TRUST

JPMorgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectuses dated November 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Prospectus dated December 31, 2008

JPMorgan Value Opportunities Fund, Inc.
JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2008

J.P. MORGAN FLEMING
MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2008

(Class B and Class C Shares)

Supplement dated July 2, 2009
to the Prospectuses as dated above, as supplemented

Effective immediately, the following sales charge waiver will be revised as disclosed below:

Waiver of the Class B and Class C CDSC

Waiver number 3 under “How to Do Business with the Funds—SALES CHARGES—Waiver of the Class B and Class C CDSC” or “How to Do Business with the Funds—SALES CHARGES—Waiver of the Class C CDSC” of the fund prospectuses is replaced with the following, so that no CDSC is imposed on redemptions of Class B or Class C Shares of the Funds when the redemptions are made in accordance with the new disclosure:

3. If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE